Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 17.0%
Absa Group Ltd.	1,141,617	$13,411,307
Capitec Bank Holdings Ltd.	123,438	17,759,814
Nedbank Group Ltd.	649,200	9,840,868
Standard Bank Group Ltd.	1,902,851	21,740,440
		62,752,429
Capital Markets — 1.1%
Reinet Investments SCA	194,425	3,945,732

Chemicals — 5.7%
Sasol Ltd.(a)	802,614	20,991,263

Diversified Financial Services — 10.9%
FirstRand Ltd.	7,156,400	33,132,609
Remgro Ltd.	750,175	7,218,943
		40,351,552
Equity Real Estate Investment Trusts (REITs) — 1.2%
Growthpoint Properties Ltd.	4,863,206	4,476,559

Food & Staples Retailing — 7.9%
Bid Corp. Ltd.	475,442	10,184,298
Clicks Group Ltd.	345,832	6,730,833
Shoprite Holdings Ltd.	712,498	9,807,945
SPAR Group Ltd. (The)	273,017	2,675,589
		29,398,665
Industrial Conglomerates — 1.5%
Bidvest Group Ltd. (The)	409,994	5,717,312

Insurance — 6.2%
Discovery Ltd.(a)	711,201	6,613,425
Old Mutual Ltd.	6,674,464	5,450,732
Sanlam Ltd.	2,525,423	10,894,915
		22,959,072
Internet & Direct Marketing Retail — 9.1%
Naspers Ltd., Class N	308,673	33,624,043

Media — 1.2%
MultiChoice Group	533,180	4,559,914

Metals & Mining — 20.1%
African Rainbow Minerals Ltd.	159,087	2,650,035
Anglo American Platinum Ltd.	75,211	8,231,179
AngloGold Ashanti Ltd.	592,114	10,200,084
Gold Fields Ltd.	1,263,355	12,097,630
Harmony Gold Mining Co. Ltd.	786,543	2,650,267
Impala Platinum Holdings Ltd.	1,201,895	16,386,472
Kumba Iron Ore Ltd.	91,313	3,438,623
Security	Shares	Value

Metals & Mining (continued)
Northam Platinum Holdings Ltd.(a)	477,879	$5,742,949
Sibanye Stillwater Ltd.	3,980,969	12,891,559
		74,288,798
Multiline Retail — 1.4%
Woolworths Holdings Ltd.	1,416,520	5,040,842

Oil, Gas & Consumable Fuels — 1.3%
Exxaro Resources Ltd.	346,603	4,915,774

Pharmaceuticals — 1.5%
Aspen Pharmacare Holdings Ltd.	549,974	5,672,945

Real Estate Management & Development — 1.1%
NEPI Rockcastle S.A.	647,446	4,064,605

Specialty Retail — 3.3%
Foschini Group Ltd. (The)	469,237	4,249,416
Mr. Price Group Ltd.	364,078	4,820,743
Pepkor Holdings Ltd.(b)	2,364,816	3,302,995
		12,373,154
Wireless Telecommunication Services — 9.3%
MTN Group Ltd.	2,403,889	25,911,643
Vodacom Group Ltd.	910,831	8,553,093
		34,464,736
Total Common Stocks — 99.8%
(Cost: $440,321,134)		369,597,395

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	220,000	220,000

Total Short-Term Securities — 0.1%
(Cost: $220,000)		220,000

Total Investments in Securities — 99.9%
(Cost: $440,541,134)		369,817,395

Other Assets Less Liabilities — 0.1%		405,573

Net Assets — 100.0%		$370,222,968

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$310,000	$—	$(90,000	)(a)	$—	$—	$220,000	220,000	$213	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	17	06/15/22	$710	$(899)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$70,560,022	$299,037,373	$—	$369,597,395
Money Market Funds	220,000	—	—	220,000
	$70,780,022	$299,037,373	$—	$369,817,395
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(899)	$—	$(899)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2